FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—105.8%
Accupac, LLC	(j)(l)(n)	Pharmaceuticals, Biotechnology & Life Sciences	S+300, 6.0% PIK (6.0% Max PIK)	2.0%	12/31/29	$47,478	$46,690	$39,109
Accupac, LLC	(e)(j)(l)(n)	Pharmaceuticals, Biotechnology & Life Sciences	S+300, 6.0% PIK (6.0% Max PIK)	2.0%	12/31/29	2,089	2,089	1,721
ACM US Finco LP	(n)	Consumer Discretionary Distribution & Retail	S+800 PIK (S+800 Max PIK)	3.0%	1/30/29	19,868	19,693	19,669
ADAN-B, LLC	(f)(n)	Consumer Services	S+575	1.5%	12/31/30	31,343	31,119	31,107
ADAN-B, LLC	(n)	Consumer Services	S+575	1.5%	12/31/30	1,350	1,317	1,340
ADAN-B, LLC	(e)(n)	Consumer Services	S+575	1.5%	12/31/30	3,150	3,150	3,126
Alegeus Technologies Holdings Corp.	(f)(n)	Health Care Equipment & Services	S+650	1.0%	11/5/29	29,175	28,620	27,971
American Auto Auction Group, LLC	(f)	Commercial & Professional Services	S+450		5/28/32	22,770	22,615	22,664
APTIM Corp.	(f)	Commercial & Professional Services	S+750		5/23/29	27,500	27,500	27,603
Archer Acquisition, LLC	(f)(n)	Commercial & Professional Services	S+500	1.0%	10/6/29	11,527	11,422	11,527
Archer Acquisition, LLC	(e)(n)	Commercial & Professional Services	S+475	1.0%	10/8/29	348	348	348
Array Midco, Corp.	(f)(n)	Commercial & Professional Services	S+650	3.0%	12/31/29	32,395	31,876	31,666
Brock Holdings III, LLC	(f)(m)	Capital Goods	S+600	0.5%	5/2/30	10,123	9,981	10,112
By Light Professional IT Services, LLC	(n)	Software & Services	S+550	1.0%	7/15/31	19,444	19,589	19,055
By Light Professional IT Services, LLC	(e)(n)	Software & Services	S+550	1.0%	7/15/31	1,408	1,408	1,380
CCS Acquisition, LLC	(f)(n)	Health Care Equipment & Services	S+550	1.0%	12/30/30	31,114	30,648	31,425
CCS Acquisition, LLC	(e)(n)	Health Care Equipment & Services	S+550	1.0%	12/30/30	8,571	8,571	8,657
CF Exedra Bidco Ltd.	(n)	Consumer Services	SA+550		2/19/31	£18,800	24,124	24,787
Chinos Intermediate 2, LLC	(f)	Consumer Discretionary Distribution & Retail	S+600		9/26/31	$15,840	15,606	12,537
Circustrix Holdings, LLC	(n)	Consumer Services	S+675	1.0%	7/18/28	10,731	10,543	10,678
CircusTrix Holdings, LLC	(f)(n)	Consumer Services	S+675	1.0%	7/18/28	23,090	23,090	22,975
CircusTrix Holdings, LLC	(e)(n)	Consumer Services	S+675	1.0%	7/18/28	538	538	535
COP Village Green Acquisitions, Inc.	(f)(n)	Real Estate Management & Development	S+475	1.0%	9/26/30	15,964	15,749	15,964
COP Village Green Acquisitions, Inc.	(e)(n)	Real Estate Management & Development	S+475	1.0%	9/26/30	6,345	6,345	6,345
CPM Holdings, Inc.	(f)(m)	Capital Goods	S+450	0.5%	9/28/28	26,432	26,448	26,484
Delivery Hero Finco, LLC	(f)	Consumer Services	S+500	0.5%	12/12/29	24,500	24,445	24,125
Digicel International Finance Ltd.		Telecommunication Services	S+525		8/6/32	10,673	10,576	10,686
Exemplis LLC	(n)	Commercial & Professional Services	S+525	0.8%	12/22/32	18,078	18,220	17,829
Exemplis LLC	(e)(n)	Commercial & Professional Services	S+525	0.8%	12/22/32	4,286	4,286	4,232
EyeCare Partners, LLC	(f)	Health Care Equipment & Services	S+575		8/31/28	20,333	20,283	20,158
Frozen Garlic Bread Holdings, Inc.	(n)	Food, Beverage & Tobacco	S+475	0.8%	2/6/32	13,252	13,362	13,136
Frozen Garlic Bread Holdings, Inc.	(e)(n)	Food, Beverage & Tobacco	S+475	0.8%	2/6/32	4,248	4,248	4,210
Future Pak, LLC	(f)(n)	Materials	S+625	2.0%	3/21/30	29,920	29,418	29,359

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Gen4 Dental Partners Opco, LLC	(f)(n)	Health Care Equipment & Services	S+550	1.0%	5/13/30	$23,159	$22,713	$22,348
Gen4 Dental Partners Opco, LLC	(e)(n)	Health Care Equipment & Services	S+550	1.0%	5/13/30	7,857	7,857	7,582
Harrel-Fish, LLC	(n)	Capital Goods	S+550	1.0%	12/3/31	29,182	28,668	29,182
Harrel-Fish, LLC	(e)(n)	Capital Goods	S+550	1.0%	12/3/31	10,818	10,818	10,818
HMN Acquirer Corp.	(n)	Media & Entertainment	S+450	1.0%	11/5/31	15,544	15,363	15,719
HMN Acquirer Corp.	(e)(n)	Media & Entertainment	S+450	1.0%	11/5/31	9,259	9,259	9,363
HMP Omnimedia, LLC	(n)	Media & Entertainment	S+525	1.0%	7/30/32	21,641	21,791	21,127
HMP Omnimedia, LLC	(e)(n)	Media & Entertainment	S+525	1.0%	7/30/32	5,625	5,625	5,491
HMP Omnimedia, LLC	(e)(n)	Media & Entertainment	S+525	1.0%	7/31/30	5,625	5,625	5,520
IXS Holdings, Inc.	(f)	Automobiles & Components	S+550	1.0%	9/5/29	34,684	34,068	34,688
Jonathan Acquisition Co.	(n)	Capital Goods	S+450	1.0%	11/12/29	14,124	13,930	13,930
Jonathan Acquisition Co.	(n)	Capital Goods	S+450	1.0%	5/11/29	173	147	171
Jonathan Acquisition Co.	(e)(n)	Capital Goods	S+450	1.0%	5/11/29	1,560	1,560	1,541
Lance East Holdings Pty Ltd.	(n)	Consumer Services	S+750	3.0%	8/20/28	2,924	2,799	3,728
LaserShip, Inc.	(f)	Transportation	S+625	0.8%	1/2/29	24,792	24,952	25,121
Lawn & Garden, LLC	(n)	Consumer Durables & Apparel	S+750	3.0%	10/21/29	31,667	31,078	31,112
LHS Borrower, LLC	(f)(n)	Capital Goods	S+525	0.8%	9/4/31	33,447	32,982	32,945
LHS Borrower, LLC	(n)	Capital Goods	S+525	0.8%	9/4/31	668	630	658
LHS Borrower, LLC	(e)(n)	Capital Goods	S+525	0.8%	9/4/31	1,902	1,902	1,874
LR Orion Bidco Ltd.	(n)	Software & Services	S+525		11/22/31	24,377	24,584	24,133
LR Orion Bidco Ltd.	(e)(n)	Software & Services	SA+275	1.0%	5/22/31	£3,468	4,348	4,251
LR Orion Bidco Ltd.	(e)(n)	Software & Services	S+550		11/22/31	$4,839	4,839	4,790
LSCS Holdings, Inc.	(f)	Health Care Equipment & Services	S+450		3/4/32	11,509	11,458	10,861
LTC Consulting Services, LLC	(n)	Health Care Equipment & Services	S+450	1.0%	5/1/31	23,309	23,088	23,076
LTC Consulting Services, LLC	(e)(n)	Health Care Equipment & Services	S+450	1.0%	5/1/31	1,515	1,515	1,500
M2S Group Intermediate Holdings, Inc.	(f)	Materials	S+475	0.5%	8/25/31	27,345	25,749	26,775
Magnera Corp.	(f)	Materials	S+425		11/4/31	8,995	8,946	8,657
Management Health Systems, LLC	(f)(n)	Health Care Equipment & Services	S+625	1.0%	12/31/27	26,301	26,118	26,005
Mannington Mills, Inc.	(f)	Capital Goods	S+475		3/25/32	39,799	39,458	39,202
MASSiv Brands, LLC	(n)	Consumer Durables & Apparel	10.0%, 5.0% PIK (5.0% Max PIK)		7/2/30	41,530	40,637	40,336
Maverick Power, LLC	(n)	Capital Goods	S+500	1.0%	5/4/31	19,950	19,663	19,676
Mood Media Borrower, LLC	(n)	Media & Entertainment	S+675	2.0%	5/30/30	5,642	5,588	5,592
Mood Media Borrower, LLC	(e)(n)	Media & Entertainment	S+675	2.0%	5/30/30	317	317	314
National Mentor Holdings, Inc.	(m)	Health Care Equipment & Services	S+600		12/12/30	10,000	10,030	9,970
NES Hercules Class B Member, LLC	(n)	Energy	S+178		1/31/28	22,817	21,488	21,790
New WPCC Parent, LLC	(n)(p)	Health Care Equipment & Services	S+950	2.0%	5/9/30	8,925	8,883	8,925
Nickerson NY, LLC	(n)	Commercial & Professional Services	S+525	1.0%	3/19/32	13,541	13,225	13,338
Nickerson NY, LLC	(e)(n)	Commercial & Professional Services	S+525	1.0%	3/19/32	10,105	10,105	9,992

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Olibre Borrower, LLC	(n)	Consumer Durables & Apparel	S+575	1.0%	1/3/30	$39,500	$38,873	$38,858
Onbe, Inc.	(f)(n)	Financial Services	S+550	1.0%	7/25/31	37,525	36,910	36,774
Orange Hibiscus, LLC	(n)	Health Care Equipment & Services	S+550		3/6/31	18,219	17,866	17,945
Orange Hibiscus, LLC	(e)(n)	Health Care Equipment & Services	S+550		3/6/31	9,281	9,281	9,142
Padagis LLC	(m)	Pharmaceuticals, Biotechnology & Life Sciences	S+475	0.5%	7/6/28	3,584	3,352	3,306
Phoenix Rehabilitation and Health Services, Inc.	(n)	Health Care Equipment & Services	S+600	1.0%	9/29/30	19,833	19,352	19,461
Phoenix Rehabilitation and Health Services, Inc.	(n)	Health Care Equipment & Services	14.0% PIK (14.0% Max PIK)		9/29/30	5,318	5,225	5,498
Phoenix Rehabilitation and Health Services, Inc.	(e)(n)	Health Care Equipment & Services	S+600	1.0%	9/29/30	7,647	7,647	7,504
Plainfield Renewable Energy Holdings LLC	(j)(l)(n)	Energy	6.0%, 9.5% PIK (9.5% Max PIK)		5/23/26	17,640	11,238	4,922
Plainfield Renewable Energy Holdings LLC	(j)(l)(n)	Energy	10.0% PIK (10.0% Max PIK)		5/23/26	4,880	3,827	—
Plainfield Renewable Energy Holdings LLC, Letter of Credit	(e)(n)	Energy	10.0%		8/20/27	2,344	2,344	—
Pretium PKG Holdings, Inc.	(m)	Materials	S+525		3/2/31	7,270	7,268	7,260
Project Granite Buyer, Inc.	(f)(n)	Insurance	S+575	0.8%	12/31/31	15,849	15,508	15,869
Project Granite Buyer, Inc.	(n)	Insurance	S+525	1.0%	12/31/31	2,500	2,450	2,450
Project Granite Buyer, Inc.	(e)(n)	Insurance	S+575	0.8%	12/31/31	1,480	1,480	1,482
Project Granite Buyer, Inc.	(e)(n)	Insurance	S+575	0.8%	12/31/30	2,470	2,470	2,476
RealTruck Group, Inc.	(f)	Automobiles & Components	S+375	0.8%	1/31/28	24,371	23,928	16,626
Recovery Solutions Parent, LLC	(n)(p)	Health Care Equipment & Services	S+750 (8.5% Max PIK)	2.0%	1/28/30	9,408	9,408	9,408
Revlon Intermediate Holdings IV, LLC	(f)	Household & Personal Products	S+688	1.0%	5/2/28	14,775	14,798	14,577
RPC TopCo, Inc.	(n)	Consumer Durables & Apparel	S+450	1.0%	8/29/31	20,391	20,093	20,391
RPC TopCo, Inc.	(e)(n)	Consumer Durables & Apparel	S+450	1.0%	8/29/31	3,030	3,030	3,030
Shepherd Intermediate, LLC	(n)	Commercial & Professional Services	S+725	1.0%	7/10/30	15,527	15,265	15,722
Shepherd Intermediate, LLC	(e)(n)	Commercial & Professional Services	S+725	1.0%	7/10/30	6,250	6,250	6,328
Speedway Buyer, Inc.	(f)(n)	Commercial & Professional Services	S+525	0.8%	1/27/32	26,067	26,466	25,936
Speedway Buyer, Inc.	(n)	Commercial & Professional Services	S+525	0.8%	1/27/32	1,654	1,645	1,646
Speedway Buyer, Inc.	(e)(n)	Commercial & Professional Services	S+525	0.8%	1/27/32	6,618	6,618	6,585
Spinrite, Inc.	(n)	Consumer Durables & Apparel	S+750	3.0%	12/5/30	27,576	26,978	27,334
Spinrite, Inc.	(e)(n)	Consumer Durables & Apparel	S+750	3.0%	12/5/30	3,987	3,987	3,952
Stryten Energy Resources, LLC	(n)	Capital Goods	S+550	1.0%	12/18/29	31,969	31,450	31,489
Tikehau Sonic S.a.r.l.	(n)	Capital Goods	S+500 (2.0% Max PIK)		12/15/32	2,640	2,705	2,572
Tikehau Sonic S.a.r.l.	(n)	Capital Goods	E+500		12/15/32	€2,256	2,607	2,613
Tikehau Sonic S.a.r.l.	(e)(n)	Capital Goods	E+500		12/15/32	244	284	287
Tikehau Sonic S.a.r.l.	(e)(n)	Capital Goods	E+450		6/15/32	244	284	278
Titan Purchaser, Inc.	(f)	Materials	S+600		3/1/30	$12,299	12,221	12,392
Trimlight, Inc.	(f)(n)	Consumer Discretionary Distribution & Retail	S+600	1.5%	5/6/30	25,076	24,519	24,700

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Trimlight, Inc.	(e)(n)	Consumer Discretionary Distribution & Retail	S+600	1.5%	5/6/30	$3,158	$3,158	$3,111
TruGreen, LP	(f)	Commercial & Professional Services	S+400	0.8%	11/2/27	24,332	23,662	23,238
United Natural Foods, Inc.	(f)	Consumer Staples Distribution & Retail	S+475		5/1/31	2,445	2,406	2,462
Vibrantz Technologies, Inc.	(m)	Materials	S+625	0.5%	4/30/30	6,000	6,000	5,994
WMK, LLC	(f)(n)	Consumer Discretionary Distribution & Retail	S+500, 2.5% PIK (2.5% Max PIK)	3.0%	1/25/28	32,312	31,682	31,221
WMK, LLC	(e)(n)	Consumer Discretionary Distribution & Retail	S+500, 2.5% PIK (2.5% Max PIK)	3.0%	1/25/28	2,333	2,333	2,255
Wok Holdings, Inc.	(f)	Consumer Services	S+625		9/3/29	22,143	21,442	15,961
Total Senior Secured Loans—First Lien							1,624,033	1,587,676
Unfunded Commitments							(143,919)	(143,919)
Net Senior Secured Loans—First Lien							1,480,114	1,443,757

Senior Secured Loans—Second Lien—2.1%
MBS Services Holdings, LLC	(j)(l)(n)	Commercial & Professional Services	17.0% PIK (17.0% Max PIK)		9/20/30	38,822	34,916	7,416
Tenrgys, LLC	(f)(n)	Energy	S+950 PIK (S+950 Max PIK)	1.0%	3/17/27	21,946	21,946	21,507
Total Senior Secured Loans—Second Lien							56,862	28,923

Senior Secured Bonds—3.9%
Full House Resorts, Inc.	(f)(g)	Consumer Services	8.3%		2/15/28	25,742	24,490	23,490
Guitar Center, Inc.	(f)(g)	Consumer Discretionary Distribution & Retail	8.5%, 3.5% PIK (3.5% Max PIK)		1/15/29	24,997	20,651	20,123
Universal Entertainment Corp.	(g)	Consumer Durables & Apparel	9.9%		8/1/29	9,625	9,557	9,325
Total Senior Secured Bonds							54,698	52,938

Unsecured Debt—3.3%
Leia Acquisition Ltd.	(n)	Commercial & Professional Services	10.0% PIK (10.0% Max PIK)		7/1/29	415	415	415
Pioneer Midco, LLC	(f)(n)	Consumer Services	11.6% PIK (11.6% Max PIK)		11/18/30	44,350	44,364	44,627
Total Unsecured Debt							44,779	45,042

Asset Based Finance—2.8%
Bridge Street CLO IV Ltd., Subordinated Notes	(g)(n)(o)(p)	Financial Services	18.5%		4/20/37	23,700	21,528	14,477
Bridge Street CLO V Ltd., Subordinated Notes	(g)(n)(o)(p)	Financial Services	18.5%		4/20/38	19,500	16,717	14,081
Bridge Street CLO VI Ltd., Subordinated Notes	(g)(n)(o)(p)	Financial Services	17.9%		1/15/39	11,100	10,294	9,475
Total Asset Based Finance							48,539	38,033

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units/Number of Contracts	Cost	Fair Value(d)
Equity/Other—2.3%
Global Jet Capital Holdings, LP, Preferred Equity	(l)(n)	Commercial & Professional Services			17,183	$9,806	$8,248
Harrel-Fish, LLC, Common Equity	(k)(l)(n)	Capital Goods			26,429	26	33
Harvest Oil & Gas Corp., Common Equity	(l)(n)(p)	Energy			135,062	14,418	397
MASSiv Brands, LLC, Common Equity	(k)(n)	Consumer Durables & Apparel			363,636	86	1,943
MBS Services Holdings, LLC, A-3 Units	(k)(l)(n)	Commercial & Professional Services			522,382	522	—
New WPCC Parent, LLC, Common Equity	(f)(l)(n)(p)	Health Care Equipment & Services			274,668	12	1,167
New WPCC Parent, LLC, Preferred Equity	(n)(p)	Health Care Equipment & Services	13.0% PIK (13.0% Max PIK)		3,975	3,053	3,975
Recovery Solutions Parent, LLC, Common Equity	(l)(n)(p)	Health Care Equipment & Services			544,661	12,134	12,925
SPDR S&P 500 ETF Trust, Put Option, 4/17/26, Strike: $610	(l)	Financial Services			3	1,927	721
SPDR S&P 500 ETF Trust, Put Option, 5/15/26, Strike: $600	(l)	Financial Services			2	2,298	1,216
Telpico, LLC, Common Equity	(k)(l)(n)(p)	Energy			50	—	—
Tenrgys, LLC, Common Equity	(k)(l)(n)	Energy			50	7,571	344
Total Equity/Other						51,853	30,969
TOTAL INVESTMENTS—120.2%						$1,736,845	1,639,662
Cash and Cash Equivalents, Restricted Cash and Foreign Currency—19.1%	(h)						260,384
Credit Facilities Payable—(37.7%)							(514,655)
Other Liabilities in Excess of Assets—(1.6%)	(i)						(20,918)
NET ASSETS—100.0%							$1,364,473
_________________
€ – Euro.
£ – British Pound.

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
Nomura Global Financial Products, Inc.	05/26/26	USD	24,927	GBP	18,600	$407	$—
Nomura Global Financial Products, Inc.	05/26/26	USD	2,550	EUR	2,200	10	—
Total						$417	$—
_________________
USD – US Dollar.
GBP – British Pound.
EUR – Euro.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Options Written
Description	Put/Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
SPDR S+P 500 ETF Trust	Put Option	575	4/17/26	(2,650)	$(862)	$(260)
SPDR S+P 500 ETF Trust	Put Option	570	5/15/26	(2,000)	(1,304)	(672)
Total					$(2,166)	$(932)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2026, the three-month Sterling Overnight Index Average, or SONIA, or SA was 3.85%, the three-month Euro Inter Bank Offered Rate, or Euribor, or E was 2.08% and the one-month and three-month Term Secured Overnight Financing Rate, or Term SOFR, or S, was 3.66% and 3.68%, respectively. Term SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Specialty Lending Advisor, or the Advisor, which has been designated by the Fund’s board of trustees as its valuation designee.
(e)	Security is an unfunded commitment.
(f)	Security or portion thereof held within FSSL Finance BB AssetCo LLC, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the obligations outstanding under the repurchase facility with Barclays Bank PLC.
(g)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. As of March 31, 2026, the total market value of Rule 144A securities amounted to $90,971, which represented approximately 6.7% of net assets.

(h)	Includes $77,491 of a cash equivalent invested in the Allspring Government Money Market Fund with a 7-day yield of 3.60% as of March 31, 2026.
(i)	Includes the effect of forward foreign currency exchange contracts and options written.
(j)	Security was on non-accrual status as of March 31, 2026.
(k)	Security held within FSEP Investments, Inc., a wholly-owned subsidiary of the Fund.
(l)	Security is non-income producing.
(m)	Security or portion thereof unsettled as of March 31, 2026.
(n)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(o)
Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The stated rate on these securities may represent the annualized yield as of March 31, 2026.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

(p)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2026, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2026:

Portfolio Company	Fair Value at December 31, 2025	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2026	Interest Income(3)	Fee Income(3)
Senior Secured Loans—First Lien
New WPCC Parent, LLC	$5,679	$4,179	$(975)	$—	$42	$8,925	$216	$25
Recovery Solutions Parent, LLC	9,431	—	(23)	—	—	9,408	263	—
Asset Based Finance
Bridge Street CLO IV Ltd., Subordinated Notes	14,937	—	(360)	—	(100)	14,477	472	—
Bridge Street CLO V Ltd., Subordinated Notes	14,951	—	(98)	—	(772)	14,081	679	—
Bridge Street CLO VI Ltd., Subordinated Notes	9,073	—	(44)	—	446	9,475	368	—
Equity/Other
Harvest Oil & Gas Corp., Common Equity	408	—	—	—	(11)	397	—	—
New WPCC Parent, LLC, Common Equity	—	3	—	—	1,164	1,167	—	—
New WPCC Parent, LLC, Preferred Equity	3,486	200	—	—	289	3,975	121	—
Recovery Solutions Parent, LLC, Common Equity	12,681	239	—	—	5	12,925	—	—
Telpico, LLC, Common Equity	—	—	—	—	—	—	—	—
Total	$70,646	$4,621	$(1,500)	$—	$1,063	$74,830	$2,119	$25
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(1)Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and Fee income presented for the three months ended March 31, 2026.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Specialty Lending Fund
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2026 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2025.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2026, the Fund held investments in seven portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnote (p) to the unaudited consolidated schedule of investments as of March 31, 2026 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2026, the Fund had thirty senior secured loan investments with aggregate unfunded commitments of $143,919. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2026:

Industry Classification	Fair Value	Percentage of Portfolio
Health Care Equipment & Services	$250,632	15%
Capital Goods	209,017	13%
Commercial & Professional Services	207,126	13%
Consumer Services	202,791	12%
Consumer Durables & Apparel	169,264	10%
Consumer Discretionary Distribution & Retail	108,125	6%
Materials	90,437	6%
Financial Services	76,744	5%
Automobiles & Components	51,314	3%
Energy	46,616	3%
Software & Services	43,014	3%
Media & Entertainment	42,300	3%
Pharmaceuticals, Biotechnology & Life Sciences	42,047	2%
Transportation	25,121	1%
Insurance	18,327	1%
Real Estate Management & Development	15,964	1%
Household & Personal Products	14,577	1%
Food, Beverage & Tobacco	13,098	1%
Telecommunication Services	10,686	1%
Consumer Staples Distribution & Retail	2,462	0%
Total	$1,639,662	100%
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2026, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$411,459	$1,032,298	$1,443,757
Senior Secured Loans—Second Lien	—	—	28,923	28,923
Senior Secured Bonds	—	52,938	—	52,938
Unsecured Debt	—	—	45,042	45,042
Asset Based Finance	—	—	38,033	38,033
Equity/Other	1,937	—	29,032	30,969
Total Investments	$1,937	$464,397	$1,173,328	$1,639,662
As of March 31, 2026, the Fund also had a cash equivalent invested in the Allspring Government Money Market Fund with a fair value of $77,491, categorized as Level 1 in the fair value hierarchy. As of March 31, 2026, the Fund had forward foreign currency exchange contracts with a fair value of $417 and options written with a fair value of $(932), which are categorized as Level 2 in the fair value hierarchy.
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2026:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Unsecured Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$1,089,944	$29,799	$43,880	$38,961	$25,894	$1,228,478
Accretion of discount (amortization of premium)	2,570	—	(1)	—	—	2,569
Net realized gain (loss)	(279)	—	—	—	18	(261)
Net change in unrealized appreciation (depreciation)	(7,752)	(1,585)	(100)	(427)	2,288	(7,576)
Purchases	90,049	—	—	—	442	90,491
Paid-in-kind interest	1,645	709	1,263	—	—	3,617
Sales and repayments	(143,879)	—	—	(501)	(18)	(144,398)
Transfers into Level 3(1)	—	—	—	—	408	408
Transfers out of Level 3(1)	—	—	—	—	—	—
Fair value at end of period	$1,032,298	$28,923	$45,042	$38,033	$29,032	$1,173,328
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(4,870)	$(1,585)	$(100)	$(427)	$2,296	$(4,686)
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(1)Transfers into and out of Level 3 are deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year.